CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 2,071	$ 4,679	$ 5,316	$ 4,680	$ 4,539	$ 2,857	$ 2,721	$ 3,047	$ 2,088	$ 8,021	$ 14,535	$ 19,214	$ 10,713	$ 11,213
Cost of revenues	3,274		3,742							11,268	10,747	14,445	6,478	6,513
Gross profit (loss)	(1,203)	981	1,574	1,035	1,179	1,051	971	1,413	800	(3,247)	3,788	4,769	4,235	4,700
Operating expenses:
Research and development	2,322		3,591							9,342	11,505	15,536	15,694	11,224
Selling, general and administrative	4,928		9,414							20,435	31,036	39,950	29,231	18,503
Restructuring charges	416									935
Total operating expenses	7,666	12,945	13,005	13,328	16,208	13,357	10,847	10,496	10,225	30,712	42,541	55,486	44,925	29,727
Loss from operations	(8,869)		(11,431)							(33,959)	(38,753)	(50,717)	(40,690)	(25,027)
Interest income	25		27							88	88	125	40	2
Interest expense	(1,599)		(1,553)							(4,720)	(3,959)	(5,524)	(5,167)	(6,016)
Other income (expense), net			(12)							9	(7)	(12)	(1,527)	(909)
Net loss and comprehensive loss	$ (10,443)	$ (13,497)	$ (12,969)	$ (13,496)	$ (16,167)	$ (13,456)	$ (13,250)	$ (10,220)	$ (12,801)	$ (38,582)	$ (42,631)	$ (56,128)	$ (47,344)	$ (31,964)
Net loss per share, basic and diluted (in dollars per share)	$ (17.23)	$ (23.39)	$ (29.34)	$ (42.44)	$ (51.16)	$ (42.72)	$ (43.16)	$ (33.40)	$ (61.25)	$ (64.30)	$ (118.75)	$ (135.57)	$ (175.10)	$ (5,327.33)
Weighted average common shares used to compute net loss per share, basic and diluted	606		442							600	359	414	284	6